Supplement to the
Fidelity® Value Discovery Fund
Class K
September 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s) on page 5.

Sean Gavin (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information for Scott Offen found in the "Fund Management" section on page 18.

Sean Gavin is portfolio manager of the fund, which he has managed since January 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

FVD-K-12-01  February 2, 2012
1.900391.101

Supplement to the
Fidelity® Value Discovery Fund
September 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s) on page 5.

Sean Gavin (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information for Scott Offen found in the "Fund Management" section on page 21.

Sean Gavin is portfolio manager of the fund, which he has managed since January 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

FVD-12-01  February 2, 2012
1.795326.108